LONG-TERM DEBT AND LINES OF CREDIT - Schedule of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 17, 2023	Aug. 22, 2022	Nov. 22, 2021	Feb. 26, 2021	Sep. 30, 2019
Debt Instrument [Line Items]
Finance lease liabilities	$ 11,947	$ 10,921	$ 15,626
Total long-term debt	16,003,725	16,067,425	16,087,261
Less current portion	1,107,760	1,008,750	512,580
Long-term debt, excluding current portion	14,895,965	15,058,675	15,574,681
Other borrowings
Debt Instrument [Line Items]
Gross long-term debt	$ 29,745	$ 30,312	26,615
1.500% senior notes due November 15, 2024 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)		1.50%				1.50%
Gross long-term debt		$ 0	499,143
2.650% senior notes due February 15, 2025 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	2.65%	2.65%
Gross long-term debt	$ 0	$ 999,791	998,172
1.200% senior notes due March 1, 2026 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	1.20%	1.20%					1.20%
Gross long-term debt	$ 1,098,243	$ 1,097,764	1,095,848
4.800% senior notes due April 1, 2026 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.80%	4.80%						4.80%
Gross long-term debt	$ 761,300	$ 764,125	775,425
2.150% senior notes due January 15, 2027 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	2.15%	2.15%				2.15%
Gross long-term debt	$ 747,759	$ 747,447	746,196
4.950% senior notes due August 15, 2027 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.95%	4.95%			4.95%
Gross long-term debt	$ 497,670	$ 497,425	496,444
4.450% senior notes due June 1, 2028 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.45%	4.45%						4.45%
Gross long-term debt	$ 463,914	$ 465,012	469,406
3.200% senior notes due August 15, 2029 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	3.20%	3.20%
Gross long-term debt	$ 1,243,109	$ 1,242,715	1,241,169
5.300% senior notes due August 15, 2029 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.30%	5.30%			5.30%
Gross long-term debt	$ 496,937	$ 496,762	496,063
2.900% senior notes due May 15, 2030 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	2.90%	2.90%					2.90%
Gross long-term debt	$ 994,001	$ 993,708	992,537
2.900% senior notes due November 15, 2031 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	2.90%	2.90%				2.90%
Gross long-term debt	$ 744,443	$ 744,233	743,394
5.400% senior notes due August 15, 2032 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.40%	5.40%			5.40%
Gross long-term debt	$ 743,936	$ 743,730	742,908
4.150% senior notes due August 15, 2049 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.15%	4.15%
Gross long-term debt	$ 741,304	$ 741,215	740,860
5.950% senior notes due August 15, 2052 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.95%	5.95%			5.95%
Gross long-term debt	$ 739,075	$ 738,975	738,576
4.875% senior notes due March 17, 2031 | Senior notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)		4.875%		4.875%
Gross long-term debt		$ 820,952	873,747
1.000% convertible senior notes due August 15, 2029 | Convertible Debt
Debt Instrument [Line Items]
Stated interest rate (as a percent)		1.00%
Gross long-term debt		$ 1,461,761	1,453,493
1.500% convertible senior notes due March 1, 2031 | Convertible Debt
Debt Instrument [Line Items]
Stated interest rate (as a percent)		1.50%
Gross long-term debt		$ 1,970,577	0
Commercial Paper Notes | Commercial Paper
Debt Instrument [Line Items]
Short-term debt		$ 0	$ 1,371,639